Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 17 - Other Current Liabilities

Note 17 – Other Current Liabilities

As at December 31
2017	2016
$ millions	$ millions

Employees	240	210
Accured expenses	83	72
Governmental (mainly in respect of royalties) (1)	67	117
Current tax liabilities	48	57
Dividend payable	-	60
Others	157	192

	595	708
                      See Note 21.